SHAREHOLDERS' EQUITY (Details Textual)	1 Months Ended					12 Months Ended										12 Months Ended
	Aug. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Nov. 30, 2009 USD ($)	Feb. 28, 2009	Sep. 30, 2008 USD ($)	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 ILS	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Treasury Stock [Member] ILS	Dec. 31, 2010 Treasury Stock [Member] USD ($)	Dec. 31, 2012 Treasury Stock [Member] USD ($)	Dec. 31, 2011 Treasury Stock [Member] USD ($)
Stock Repurchase Program, Number of Shares Authorized to be Repurchased (in shares)					2,100,000
Stock Repurchase Program, Authorized Amount			$ 1,800,000		$ 2,800,000
Stock Repurchased and Retired During Period, Shares (in shares)												3,165,092	2,100,000
Stock Repurchased and Retired During Period, Value												2,800,000	1,600,000
Stock Repurchase Program, Number Of Shares Authorized To Be Repurchased, Increased (in shares)				1,200,000
Treasury Stock, Value						2,360,000		2,401,000												41,000	399,000
Stock Issued During Period Value Stock Options Exercised										75,000									0
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.24		$ 0.32		$ 0.20
Dividend paid						4,505,000		5,968,000		3,686,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)								1,800,000							4,306,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Par Value (in dollars per share)														0.01	0.01
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 days										3 years	7 years
Share Based Compensation Arrangement By Share Based Payment Award Award Expiring Period Minimum						5 years
Share Based Compensation Arrangement By Share Based Payment Award Award Expiring Period Maximum						7 years
Allocated Share-based Compensation Expense						80,000		61,000		139,000
Class Of Warrant Or Right, Issued (in shares)		924,545
Class Of Warrant Or Right, Issued, Exercise Price (in dollars per share)		$ 2.48
Stock- based compensation granted to a customer								332,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price (in dollars per share)						$ 2.41	[1]	$ 1.71	[1]	$ 1.38	[1]							0.01
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized						116,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition						1 year 4 months 6 days
Stock Repurchased During Period, Value	$ 1,800,000		$ 1,800,000

[1]	In 2012 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option. In 2011 the options were granted with an exercise price equal to the average closing price per share of the Company ordinary shares on the stock market during the 30 trading day period immediately preceding the date of grant of such option or with an exercise price equal to Par value of NIS 0.01. In 2010 the options were granted with an exercise price equal to the market price of the Company's stock at date of three trade days from the grant approval or with an exercise price equal to Par value of NIS 0.01.